Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Buildings [Member] USD ($)	Dec. 31, 2013 Buildings [Member] CNY	Dec. 31, 2012 Buildings [Member] CNY	Dec. 31, 2013 Leasehold improvements [Member] USD ($)	Dec. 31, 2013 Leasehold improvements [Member] CNY	Dec. 31, 2012 Leasehold improvements [Member] CNY	Dec. 31, 2013 Furniture, fixtures and office equipment [Member] USD ($)	Dec. 31, 2013 Furniture, fixtures and office equipment [Member] CNY	Dec. 31, 2012 Furniture, fixtures and office equipment [Member] CNY	Dec. 31, 2013 Computer equipment [Member] USD ($)	Dec. 31, 2013 Computer equipment [Member] CNY	Dec. 31, 2012 Computer equipment [Member] CNY	Dec. 31, 2013 Motor vehicles [Member] USD ($)	Dec. 31, 2013 Motor vehicles [Member] CNY	Dec. 31, 2012 Motor vehicles [Member] CNY	Dec. 31, 2013 Agricultural equipment [Member] USD ($)	Dec. 31, 2013 Agricultural equipment [Member] CNY	Dec. 31, 2012 Agricultural equipment [Member] CNY
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 42,451	256,981	255,220	$ 32,012	193,791	193,791	$ 1,361	8,237	8,307	$ 1,140	6,902	6,164	$ 4,443	26,896	26,211	$ 1,499	9,074	9,316	$ 1,996	12,081	11,431
Less: accumulated depreciation and amortization	(16,778)	(101,567)	(87,828)
Property and equipment, net	$ 25,673	155,414	167,392